EQ ADVISORS TRUSTSM

EQ/Quality Bond PLUS Portfolio

EQ/PIMCO Total Return ESG Portfolio

Multimanager Core Bond Portfolio

SUPPLEMENT DATED OCTOBER 7, 2022 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/Quality Bond PLUS Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is deleted in its entirety and replaced with the information below:

Name	Title	Date Began Managing the Portfolio

Mark Kiesel	CIO Global Credit and Managing Director of PIMCO	January 2015

Mike Cudzil	Managing Director and Portfolio Manager of PIMCO	October 2022

Mohit Mittal	Managing Director and Portfolio Manager of PIMCO	December 2019

The section of the Summary Prospectus and Prospectus entitled “EQ/PIMCO Total Return ESG Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is deleted in its entirety and replaced with the information below:

Name	Title	Date Began Managing the Portfolio

Mark Kiesel	CIO Global Credit and Managing Director of PIMCO	September 2018

Qi Wang	CIO Portfolio Implementation, PM management committee member and Managing Director of PIMCO	October 2022

Mohit Mittal	Managing Director and Portfolio Manager of PIMCO	December 2019

Jelle Brons, CFA ®	Executive Vice President and Portfolio Manager of PIMCO	March 2022

The section of the Summary Prospectus and Prospectus entitled “Multimanager Core Bond Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”)” is deleted in its entirety and replaced with the information below:

Name	Title	Date Began Managing the Portfolio

Mark Kiesel	CIO Global Credit and Managing Director of PIMCO	January 2015

Mike Cudzil	Managing Director and Portfolio Manager of PIMCO	October 2022

Mohit Mittal	Managing Director and Portfolio Manager of PIMCO	December 2019

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Pacific Investment Management Company, LLC – Mark R. Kiesel, Scott A. Mather, and Mohit Mittal” is deleted in its entirety and replaced with the following information:

Mark Kiesel, Mike Cudzil, and Mohit Mittal are members of the team responsible for investment decisions for the Active Allocated Portions of the EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio. Mark Kiesel, Qi Wang, Mohit Mittal, Jelle Brons, CFA® are members of the team responsible for investment decisions for the EQ/PIMCO Total Return ESG Portfolio.

Mark Kiesel is CIO Global Credit and a managing director. He is a member of the Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm’s investment grade, high yield, and bank loan business as well as credit research and PIMCO’s actively managed MLP/energy strategies. He joined PIMCO in 1996.

Mike Cudzil is a managing director, a senior member of the liability-driven investment portfolio management team and a generalist portfolio manager. He joined PIMCO in 2012.

Mohit Mittal is a managing director and portfolio manager. He manages multi-sector portfolios and is a senior member of LDI, Total Return, Dynamic Bond, and Credit portfolio management teams. He joined PIMCO in 2007.

Qi Wang is CIO Portfolio Implementation, a member of the PM management committee, and a managing director. She oversees portfolio implementation, portfolio management analytics, and the PM data delivery platform. She joined PIMCO in 2010.

Jelle Brons, CFA® is an executive vice president, specializing in global investment grade credit. He is a member of the ESG portfolio management team, focusing on credit. He joined PIMCO in 2005.